Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Subscription receivable	Additional paid in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Sep. 30, 2023		$ 5,719		$ 2,570,664	$ 3,642,994	$ (36,832)	$ 6,182,545
Balance (in Shares) at Sep. 30, 2023	[1]	9,150,000
Net loss					(503,429)		(503,429)
Foreign currency translation adjustment						681	681
Balance at Mar. 31, 2024		$ 5,719		2,570,664	3,139,565	(36,151)	5,679,797
Balance (in Shares) at Mar. 31, 2024	[1]	9,150,000
Balance at Sep. 30, 2024		$ 9,042		6,314,516	(3,233,836)	(48,954)	3,040,768
Balance (in Shares) at Sep. 30, 2024	[1]	14,466,667
Net loss					(3,635,088)		(3,635,088)
Issuance of common shares		$ 16,323	(3,334,722)	15,864,058			12,545,659
Issuance of common shares (in Shares)	[1]	26,115,656
Warrants issued				9,703,000			9,703,000
Warrants exercised		$ 3,575		(5,711,883)			(5,708,308)
Warrants exercised (in Shares)		5,720,747
Foreign currency translation adjustment						2,444	2,444
Balance at Mar. 31, 2025		$ 28,940	$ (3,334,722)	$ 26,169,691	$ (6,868,924)	$ (46,510)	$ 15,948,475
Balance (in Shares) at Mar. 31, 2025	[1]	46,303,070

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 11.